Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 7,696,699	$ 4,224,237
Transaction monetary assets held for clients	12,522,240	885,964
Mark to market assets for open trading positions	241,336	40,720
Accounts receivable, net	411,070	1,700,318
Accounts receivable - related party	172,237	247,000
Prepaid expenses and other current assets	498,736	304,495
Subscription receivables		1,170,000
Total current assets	21,542,318	8,572,734
Other assets, non-current		75,535
Property and equipment, net	99,630	75,637
Intangible assets, net	3,104,128	1,747,060
Total assets	24,746,076	10,470,966
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	12,963	168,076
Deposits payable	12,522,240	885,964
Mark to market liabilities for open trading positions	106,502	20,604
Accrued expenses and other current liabilities	2,618,763	1,076,969
Advance from customers		201,827
Income tax payable	5,306
Due to related parties	60,851	213,494
Notes payable - related parties	1,301,534	3,656,342
Total current liabilities	16,628,159	6,223,276
Total liabilities	16,628,159	6,223,276
SHAREHOLDERS' EQUITY :
Additional paid-in capital	1,968,100	1,968,100
Retained earnings	6,099,419	2,199,528
Accumulated other comprehensive income	18,488	48,152
Total shareholders' equity	8,117,917	4,247,690
Total liabilities and shareholders' equity	24,746,076	10,470,966
Class A ordinary shares
SHAREHOLDERS' EQUITY :
Ordinary shares value	20,010	20,010
Total shareholders' equity	20,010	20,010
Class B ordinary shares
SHAREHOLDERS' EQUITY :
Ordinary shares value	11,900	11,900
Total shareholders' equity	$ 11,900	$ 11,900